Goodwill - Schedule of Changes in the Carrying Amount of Goodwill by Reportable Segment (Details) - USD ($) $ in Thousands		5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
		Dec. 31, 2024	Jun. 30, 2025	Jun. 01, 2025	Jul. 29, 2024	Dec. 31, 2024	Dec. 31, 2023
Predecessor [Member]
Goodwill and Intangible Assets [line Items]
Balance, beginning		$ 525,599			$ 511,501	$ 511,501	$ 505,401
Additions					20,788		2,581
Measurement period adjustments							(127)
Currency adjustments					(6,690)		3,646
Balance, ending					525,599		511,501
Successor [Member]
Goodwill and Intangible Assets [line Items]
Balance, beginning			$ 845,939
Additions	[1]	869,548
Measurement period adjustments		(3,949)
Currency adjustments		(19,660)	26,924
Balance, ending		845,939				845,939
US [Member] | Predecessor [Member]
Goodwill and Intangible Assets [line Items]
Balance, beginning		365,804			359,764	359,764	357,183
Additions					6,016		2,581
Measurement period adjustments
Currency adjustments					24
Balance, ending					365,804		359,764
US [Member] | Successor [Member]
Goodwill and Intangible Assets [line Items]
Balance, beginning			352,288
Additions	[1]	352,666
Measurement period adjustments		(314)
Currency adjustments		(64)		$ 274
Balance, ending		352,288				352,288
Canada [Member] | Predecessor [Member]
Goodwill and Intangible Assets [line Items]
Balance, beginning		159,795			151,737	151,737	148,218
Additions					14,772
Measurement period adjustments							(127)
Currency adjustments					(6,714)		3,646
Balance, ending					159,795		$ 151,737
Canada [Member] | Successor [Member]
Goodwill and Intangible Assets [line Items]
Balance, beginning			493,651
Additions	[1]	516,882
Measurement period adjustments		(3,635)
Currency adjustments		(19,596)	$ 26,650
Balance, ending		$ 493,651				$ 493,651

[1]	Amounts represent the goodwill attributable to the Acuren Acquisition